REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Victory Portfolios
In planning and performing our audit of the financial statements of Victory Diversified Stock Fund, Victory NewBridge Large Cap Growth Fund, Victory Special Value Fund, Victory THB US Small Opportunities Fund, Victory Strategic Allocation Fund, Victory INCORE Fund for Income,
Victory INCORE Investment Grade Convertible Fund,
Victory Sycamore Established Value Fund and Victory
Sycamore Small Company Opportunity Fund (the "Funds"),
each a series of Victory Portfolios, as of and for the
year ended October 31, 2021, in accordance with the standards of the Public Company Accounting Oversight
Board (United States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose
of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we express no such opinion.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP).
A fund's internal control over financial reporting
includes those policies and procedures that (1) pertain
to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial
statements in accordance with GAAP, and that receipts
and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable
assurance regarding prevention or timely detection
of unauthorized acquisition, use or disposition
of a fund's assets that could have a material
effect on the financial statements.
Because of its inherent limitations, internal control
over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the
risk that controls may become inadequate because of
changes in conditions, or that the degree of
compliance with the policies or procedures may deteriorate. A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course
of performing their assigned functions, to prevent or
detect misstatements on a timely basis. A material
weakness is a deficiency, or combination of deficiencies,
in internal control over financial reporting,
such that there is a reasonable possibility that a
material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by
the Public Company Accounting Oversight Board
(United States). However, we noted no deficiencies
in the Funds' internal control over financial reporting
and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2021.
This report is intended solely for the information and
use of management and the Board of Trustees of the Funds
and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
/s/ COHEN & COMPANY, LTD.
Cleveland, Ohio
December 23, 2021